Financial risk management - Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk management
Financial assets	€ 14,829	€ 12,381
Credit risk
Risk management
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 325	€ 77
Call period of financial instruments	3 months	3 months
Restricted investments	€ 107	€ 126
Cash | Credit risk
Risk management
Financial assets	2,781	3,245
Cash | AA+ to AA- | Credit risk
Risk management
Financial assets	895	663
Cash | A+ to A- | Credit risk
Risk management
Financial assets	1,685	2,007
Cash | BBB+ to BBB- | Credit risk
Risk management
Financial assets	106	445
Cash | BB+ to BB- | Credit risk
Risk management
Financial assets	36	8
Cash | B+ to B- | Credit risk
Risk management
Financial assets	26	22
Cash | CCC+ to CCC- | Credit risk
Risk management
Financial assets	3
Cash | Non-rated | Credit risk
Risk management
Financial assets	30	100
Trading securities | Credit risk
Risk management
Financial assets	8,061	6,007
Trading securities | Credit risk | Due within 3 months
Risk management
Financial assets	4,854	2,683
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	151	34
Trading securities | Credit risk | Due between 1 and 3 years
Risk management
Financial assets	70	20
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	155	25
Trading securities | Credit risk | More than 5 years
Risk management
Financial assets	50
Trading securities | AAA | Credit risk
Risk management
Financial assets	1,411	800
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Financial assets	1,411	800
Trading securities | AA+ to AA- | Credit risk
Risk management
Financial assets	1,247	806
Trading securities | AA+ to AA- | Credit risk | Due within 3 months
Risk management
Financial assets	352	143
Trading securities | A+ to A- | Credit risk
Risk management
Financial assets	4,603	3,449
Trading securities | A+ to A- | Credit risk | Due within 3 months
Risk management
Financial assets	2,593	1,377
Trading securities | A+ to A- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	50	20
Trading securities | A+ to A- | Credit risk | Due between 1 and 3 years
Risk management
Financial assets	70	20
Trading securities | A+ to A- | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	155	25
Trading securities | A+ to A- | Credit risk | More than 5 years
Risk management
Financial assets	50
Trading securities | BBB+ to BBB- | Credit risk
Risk management
Financial assets	696	818
Trading securities | BBB+ to BBB- | Credit risk | Due within 3 months
Risk management
Financial assets	490	360
Trading securities | BBB+ to BBB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	100	13
Trading securities | BB+ to BB- | Credit risk
Risk management
Financial assets	37	8
Trading securities | BB+ to BB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	1
Trading securities | B+ to B- | Credit risk
Risk management
Financial assets	26	22
Trading securities | CCC+ to CCC- | Credit risk
Risk management
Financial assets	3
Trading securities | Non-rated | Credit risk
Risk management
Financial assets	38	104
Trading securities | Non-rated | Credit risk | Due within 3 months
Risk management
Financial assets	€ 8	3
Trading securities | Non-rated | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		€ 1